Borrowings (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Secured credit facilities	$ 238,134	$ 269,123
Less: current portion, net	(8,100)	(23,283)
Navios Logistics
Debt Instrument [Line Items]
Other long-term loans	425	459
2019 Notes
Debt Instrument [Line Items]
Senior Notes	350,000	350,000
2022 Notes
Debt Instrument [Line Items]
Senior Notes	650,000	650,000
2022 Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Senior Notes	375,000	375,000
Total
Debt Instrument [Line Items]
Total borrowings	1,613,559	1,644,582
Less: current portion, net	(8,100)	(23,283)
Less: deferred finance costs, net	(29,536)	(31,692)
Total long-term borrowings	$ 1,575,923	$ 1,589,607